Servicing Activities (Schedule Of Total Serviced Automobile Loans Outstanding) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Automobile Serviced Assets [Line Items]
Servicing fees	$ 45	$ 31	$ 126
Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Servicing fees	45	31	$ 58
Total Primary Serviced Assets	119,808	115,391
Consumer Loan [Member] | On-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	64,067	58,085
Commercial Loan [Member] | On-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	34,895	34,022
Operating Leases Member | On-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	15,965	19,510
Other Assets [Member] | On-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	72	55
Securitizations [Member] | Off-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	2,550	2,832
Whole-Loan Transactions [Member] | Off-Balance Sheet Loans [Member] | Automobile Loan [Member]
Automobile Serviced Assets [Line Items]
Total Primary Serviced Assets	$ 2,259	$ 887